ADVANCED SERIES TRUST
AST Advanced Strategies Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio

Supplement dated May 10, 2016 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI.

AST Advanced Strategies Portfolio

I.	The table in the “PORTFOLIO MANAGERS: OTHER ACCOUNTS – ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Other Accounts and Portfolio Ownership” section in Part I of the SAI is hereby revised by removing all references and information pertaining to T. Rowe Price Associates, Inc. with respect to the Advanced Strategies Portfolio and substituting it with the information set forth below:

AST Advanced Strategies Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
T. Rowe Price Associates, Inc.	Mark Finn	6/$32,578,295,750	6/$9,038,672,285	26/$3,690,417,092	None
	John D. Linehan	13/$37,613,368,901	6/$6,989,387,557	30/$4,569,933,435	None
	Heather McPherson	3/$5,988,082,609	4/$1,881,819,815	24/$3,267,969,854	None

AST T. Rowe Price Large-Cap Growth Portfolio

I.	The table in the “Summary: AST T. Rowe Price Large-Cap Growth Portfolio – Management of the Portfolio” section of the AST Prospectus is hereby revised by removing the current table and substituting it with the information set forth below:

Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	T. Rowe Price Associates, Inc.	Robert Sharps, CFA	Vice President and Portfolio Manager	December 2005
AST Investment Services, Inc.		Taymour Tamaddon	Portfolio Manager	January 2017

*Note: Robert Sharps is expected to transition off of the Portfolio on or about December 31, 2016. Effective January 1, 2017, Mr. Tamaddon will replace Mr. Sharps as portfolio manager for the Portfolio.

II.	The footnote in the “PORTFOLIO MANAGERS: AST T. Rowe Price Large-Cap Growth Portfolio” section of the AST Prospectus is hereby revised by removing the current footnote and substituting it with the information set forth below:

*Note: Robert Sharps is expected to transition off of the Portfolio on or about December 31, 2016. Effective June 30, 2016, Taymour Tamaddon is expected to become a member of the Portfolio’s Investment Advisory Committee. Effective January 1, 2017, Mr. Tamaddon will replace Mr. Sharps as Chairman of the Investment Advisory Committee, and thus will become the portfolio manager for the Portfolio.

III.	The table in the “PORTFOLIO MANAGERS: OTHER ACCOUNTS – ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Other Accounts and Portfolio Ownership” section in Part I of the SAI is hereby revised by removing all references and information pertaining to T. Rowe Price Associates, Inc. with respect to the Large-Cap Growth Portfolio and substituting it with the information set forth below:
AST T. Rowe Price Large-Cap Growth Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
T. Rowe Price Associates, Inc.	Robert W. Sharps+	6/$17,348,051,192	7/$2,852,658,439	56/$13,387,187,409	None
	Taymour Tamaddon++	6/$14,386,914,227	None	1/$118,755,131	None

*Note: Robert Sharps is expected to transition off of the Portfolio on or about December 31, 2016. Effective January 1, 2017, Mr. Tamaddon will replace Mr. Sharps as portfolio manager for the Portfolio.
+Information for Mr. Sharps is as of December 31, 2015.
++Information for Mr. Tamaddon is as of March 31, 2016.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP2